COMMITMENTS AND CONTINGENCIES - SCHEDULE OF FUTURE MINIMUM ANNUAL LEASE PAYMENTS FOR OPERATING LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
2024	$ 316
2025	242	$ 466
2025		242
Total operating lease payments	558	708
Less: Amount representing interest	(18)	(33)
Present value of net minimum lease payments	540	675	$ 1,090
Operating lease liabilities:
Current	459	420	385
Non-current	81	255	705
Present value of net minimum lease payments	$ 540	$ 675	$ 1,090
Weighted-average remaining lease term (in years)	1 year 1 month 6 days	1 year 6 months	2 years 4 months 24 days
Weighted-average incremental borrowing rate	6.40%	6.00%	6.00%